Fees Summary	Apr. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,099,000
Previously Paid Amount	0.00
Total Fee Amount	168.26
Total Offset Amount	0.00
Net Fee	168.26
Narrative - Max Aggregate Offering Price	$ 1,099,000
Final Prospectus	true